Schedule I - Dividends from Subsidiaries - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended			12 Months Ended			1 Months Ended	0 Months Ended				1 Months Ended			12 Months Ended			15 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 20, 2014 Subsequent Events [Member]	Sep. 30, 2013 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Mar. 30, 2012 Parent Company [Member]	Sep. 29, 2011 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Sep. 30, 2013 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Jan. 02, 2014 Parent Company [Member] Subsequent Events [Member]	Mar. 04, 2014 Parent Company [Member] Subsequent Events [Member]	Mar. 04, 2014 Parent Company [Member] Subsequent Events [Member] Maximum [Member]
Dividends Payable [Line Items]
Dividends received												$ 500,000	$ 100,000
Dividend declared to stockholders	500,000	110,100				53,911	500,000	110,100		18,072	18,072	500,000	110,100								17,767
Dividends paid						36,175	502,977	106,920									36,175	502,977	106,920	609,897
Cash dividend declared			$ 0.20	$ 0.20	$ 0.20	$ 0.60	$ 6.07	$ 1.34	$ 0.20					$ 0.20	$ 0.20	$ 0.20						$ 0.2
Dividend payable date			Jan. 03, 2014	Oct. 01, 2013	Jul. 01, 2013				Apr. 01, 2014					Jan. 03, 2014	Oct. 01, 2013	Jul. 01, 2013						Apr. 01, 2014
Dividend record date			Dec. 20, 2013	Sep. 20, 2013	Jun. 20, 2013				Mar. 20, 2014					Dec. 20, 2013	Sep. 20, 2013	Jun. 20, 2013						Mar. 20, 2014
Cash dividends payable			17,939			17,939	203	3,180						17,939			17,939	203	3,180	203			18,352
Cash dividends paid						$ 17,680								$ 17,680